CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - USD ($) $ in Thousands		Dec. 31, 2019	Dec. 31, 2018
Current assets
Cash and cash equivalents		$ 62,721	$ 77,606
Investments		19,780	8,635
Trade receivables	[1]	156,676	110,898
Other assets		13,439	0
Other receivables		19,308	15,341
Other current financial assets	[2]	4,527	550
Total current assets		276,451	213,030
Non-current assets
Investments		418	527
Other assets		7,796	0
Other receivables		8,810	34,197
Deferred tax assets		26,868	16,916
Investment in associates		3,776	4,000
Other financial assets	[3]	1,683	345
Property and equipment		87,533	51,460
Intangible assets		27,110	11,778
Right-of-use asset		58,781
Goodwill		188,538	104,846
Total non-current assets		411,313	224,069
TOTAL ASSETS		687,764	437,099
Current liabilities
Trade payables		31,487	17,578
Payroll and social security taxes payable		72,252	58,535
Borrowings		1,198	0
Other current financial liabilities	[4]	8,937	9,347
Lease liabilities		19,439
Tax liabilities		12,510	7,399
Other liabilities		368	44
Total current liabilities		146,191	92,903
Non-current liabilities
Trade payables		5,500	0
Borrowings		50,188	0
Other financial liabilities		1,617	3,418
Lease liabilities		41,924
Deferred tax liabilities		1,028	0
Provisions for contingencies		2,602	2,862
Total non-current liabilities		102,859	6,280
TOTAL LIABILITIES		249,050	99,183
Capital and reserves
Issued capital		44,356	43,158
Additional paid-in capital		157,537	109,559
Other reserves		(2,557)	(2,136)
Retained earnings		239,378	187,335
Total equity		438,714	337,916
TOTAL EQUITY AND LIABILITIES		$ 687,764	$ 437,099

[1]	Includes balances due from related parties of 91 and 993 as of December 31, 2019 and 2018, respectively. See note 23.1.
[2]	Includes the fair value of convertible notes of 3,236 and 106 (notes 3.12.9.1, 3.12.9.2 and 3.12.9.3) as of December 31, 2019 and 2018, respectively, the fair value of foreign exchange forward contracts of 1,291 and 44 as of December 31, 2019 and 2018, respectively (notes 28.10 and 28.11) and a financial asset related to the acquisition of Clarice of 400 as of December 31, 2018 (note 25.1).
[3]	Includes 1,383 and 345 of guarantee payments related to the future lease of a property under construction as of December 31, 2019 and 2018, respectively. Includes convertible notes of 300 (note
[4]	Includes other financial liabilities related to business combinations of 8,937 and 9,335 as of December 31, 2019 and 2018, respectively (note 25.11) and the fair value of foreign exchange forward contracts of 12 as of December 31, 2018, respectively (notes 28.10 and 28.11).